Property and Equipment - Schedule of Property and Equipment, at Cost (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 1,518,663	$ 1,155,725	$ 4,777,697	$ 10,306,625
Drilling Equipment And Facilities [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	1,396,570		4,476,960	10,014,314
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	110,972	$ 75,159	99,812	88,904
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 11,121		$ 200,925	$ 203,407